Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 48,833	$ 58,646	$ 75,234
Weighted average common shares (in shares)	19,018	19,024	19,131
Effect of dilutive common stock options (in shares)	19	1	2
Weighted average common shares including potential dilutive shares (in shares)	19,037	19,025	19,133
Basic EPS (in dollars per share)	$ 2.57	$ 3.08	$ 3.93
Diluted EPS (in dollars per share)	$ 2.57	$ 3.08	$ 3.93
Stock Options [Member]
Antidilutive Securities [Abstract]
Number of anti-dilutive stock options excluded from diluted earnings per share (in shares)	42	73